DESCRIPTION OF BUSINESS	12 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

Arch Therapeutics, Inc. (together with its subsidiary, the “Company” or “Arch”) is a biotechnology company developing and marketing a products based on our innovative AC5® self-assembling technology platform. Arch is the result of the merger (the “Merger”) of three entities on June 26, 2013, previously known as Arch Biosurgery, Inc., Almah, Inc., and Arch Acquisition Corporation, respectively.

Arch Biosurgery, Inc. (ABS) is a biotechnology company that was incorporated under the laws of the Commonwealth of Massachusetts on March 6, 2006 as Clear Nano Solutions, Inc., and changed its name from Clear Nano Solutions, Inc. to Arch Therapeutics, Inc. on April 7, 2008, and, as part of the Merger transaction, changed its name from Arch Therapeutics, Inc. to Arch Biosurgery.

Almah, Inc., was incorporated under the laws of the State of Nevada on September 16, 2009 and, as part of the Merger transaction, changed its name to Arch Therapeutics, Inc. and abandoned both its prior business plan and operations in order to adopt those of ABS.

Arch Acquisition Corporation, or Merger Sub, was a wholly owned subsidiary of Almah, Inc., formed for the purpose of the Merger transaction, pursuant to which Merger Sub merged with and into ABS, and ABS thereafter became the wholly owned subsidiary of the Company. The ticker symbol under which its Common Stock trades changed from “AACH” to “ARTH”, accordingly.

The Company’s principal offices are located in Framingham, Massachusetts.

We believe these that our products can be important advances in the field of stasis and barrier applications, which includes managing wounds created during surgery, trauma or interventional care, or from disease; stopping bleeding (hemostasis); and controlling leaking (sealant). We have recently devoted a substantial part of our operational effort to the market adoption and commercial sales of AC5 Advanced Wound System, our first product. Our goal is to make care faster and safer for patients by providing products for use on external wounds, which we refer to as Dermal Sciences applications, and products for use inside the body, which we refer to as BioSurgery applications.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company has not yet generated sufficient revenues to fund operations and relies on issuance of debt and equity instruments to generate working capital. As reflected in the accompanying financial statements, for the year ended September 30, 2023, the Company recorded a net loss of $6,982,836 and used cash in operations of $3,374,216. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date that the financial statements are issued. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

In evaluating the going concern position of the Company, management has considered potential funding providers and believes that financing to fund future operations could be provided by equity and/or debt financing. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our stockholders, in the case of equity financing.